Debt - Subordinated Related Party Term Loans (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Related Party Transaction [Line Items]
Outstanding principal balance of the subordinated promissory note and accrued PIK interest			$ 0		$ 0
Interest expense	$ 669,730	$ 1,148,447	1,727,455	$ 11,416,697
First Subordinated Promissory Note
Related Party Transaction [Line Items]
Principal amount of notes payable			$ 15,500,000	$ 3,000,000.0
Paid-In-Kind ("PIK") interest rate			20.00%
Outstanding principal balance of the subordinated promissory note and accrued PIK interest			$ 0